PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 90.0%

Aerospace & Defense — 3.6%
Curtiss-Wright Corp.	10,480	$1,355,797
Raytheon Co.	28,320	5,556,101

		6,911,898

Airlines — 2.2%
Alaska Air Group, Inc.	14,220	923,020
Delta Air Lines, Inc.	32,610	1,878,336
Southwest Airlines Co.	25,710	1,388,597

		4,189,953

Auto Parts & Equipment — 1.1%
Altra Industrial Motion Corp.	52,866	1,464,124
BorgWarner, Inc.	18,680	685,182

		2,149,306

Banks — 10.5%
Citigroup, Inc.	71,916	4,967,957
JPMorgan Chase & Co.	59,465	6,998,436
The Goldman Sachs Group, Inc.	5,180	1,073,452
Wells Fargo & Co.	138,200	6,970,808

		20,010,653

Biotechnology — 5.7%
Alexion Pharmaceuticals, Inc.*	27,290	2,672,783
Amgen, Inc.	10,800	2,089,908
Biogen, Inc.*	7,710	1,795,042
Celgene Corp.*	12,970	1,287,921
Gilead Sciences, Inc.	47,020	2,980,128

		10,825,782

Chemicals — 0.4%
LyondellBasell Industries N.V., Class A	8,230	736,338

Commercial Services — 1.3%
MAXIMUS, Inc.	21,740	1,679,632
Robert Half International, Inc.	12,750	709,665

		2,389,297

Computers — 0.8%
Leidos Holdings, Inc.	18,310	1,572,463

Diversified Financial Services — 3.3%
Capital One Financial Corp.	52,540	4,780,089
TD Ameritrade Holding Corp.	34,140	1,594,338

		6,374,427

Electrical Components & Equipment — 0.9%
Hubbell, Inc.	5,610	737,154
Littelfuse, Inc.	6,080	1,078,045

		1,815,199

Electronics — 4.3%
Dolby Laboratories, Inc., Class A	56,956	3,681,636
FLIR Systems, Inc.	14,540	764,659
Garmin Ltd.	16,450	1,393,150
Gentex Corp.	61,420	1,691,200
Keysight Technologies, Inc.*	7,550	734,237

		8,264,882

	Number of Shares	Value†

Engineering & Construction — 0.9%
EMCOR Group, Inc.	19,520	$1,681,062

Healthcare Services — 2.3%
Anthem, Inc.	11,050	2,653,105
Quest Diagnostics, Inc.	16,470	1,762,784

		4,415,889

Home Builders — 1.1%
D.R. Horton, Inc.	39,140	2,063,069

Insurance — 9.3%
Aflac, Inc.	25,050	1,310,616
Berkshire Hathaway, Inc., Class B*	29,730	6,184,435
Fidelity National Financial, Inc.	67,244	2,986,306
Reinsurance Group of America, Inc.	19,570	3,128,852
The Allstate Corp.	37,190	4,041,809

		17,652,018

Internet — 3.3%
Expedia Group, Inc.	22,500	3,024,225
F5 Networks, Inc.*	22,960	3,224,043

		6,248,268

Media — 4.3%
Comcast Corp., Class A	123,648	5,574,052
Discovery, Inc., Class A*	100,120	2,666,196

		8,240,248

Mining — 0.3%
BHP Group Ltd. ADR	13,140	648,853

Miscellaneous Manufacturing — 2.3%
Crane Co.	29,290	2,361,652
Hexcel Corp.	15,800	1,297,654
Parker-Hannifin Corp.	4,170	753,144

		4,412,450

Oil & Gas — 7.8%
Chevron Corp.	18,990	2,252,214
ConocoPhillips	56,290	3,207,404
Exxon Mobil Corp.	36,310	2,563,849
Murphy USA, Inc.*	17,740	1,513,222
Phillips 66	51,600	5,283,840

		14,820,529

Oil & Gas Services — 0.4%
Dril-Quip, Inc.*	16,940	850,049

Pharmaceuticals — 8.2%
Cigna Corp.	17,620	2,674,540
Pfizer, Inc.	168,187	6,042,959
Roche Holding AG ADR	188,790	6,881,395

		15,598,894

Real Estate — 2.6%
CBRE Group, Inc., Class A*	92,382	4,897,170

Retail — 4.7%
Advance Auto Parts, Inc.	9,700	1,604,380
Walmart, Inc.	61,230	7,266,777

		8,871,157

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Software — 0.7%
Akamai Technologies, Inc.*	14,550	$1,329,579

Telecommunications — 6.1%
Cisco Systems, Inc.	58,040	2,867,756
Verizon Communications, Inc.	143,757	8,677,173

		11,544,929

Transportation — 1.6%
Kansas City Southern	11,530	1,533,605
Norfolk Southern Corp.	4,465	802,182
Saia, Inc.*	7,975	747,258

		3,083,045

TOTAL COMMON STOCKS (Cost $158,948,827)		171,597,407

REAL ESTATE INVESTMENT TRUSTS — 2.5%

Apartments — 0.8%
Mid-America Apartment Communities, Inc.	11,940	1,552,320

Strip Centers — 1.7%
Regency Centers Corp.	45,380	3,153,456

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,282,357)		4,705,776

SHORT-TERM INVESTMENTS — 8.8%
BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 1.860%) (Cost $16,751,668)	16,751,668	16,751,668

TOTAL INVESTMENTS — 101.3% (Cost $179,982,852)		193,054,851

Other Assets & Liabilities — (1.3)%		(2,504,944)

TOTAL NET ASSETS — 100.0%		$190,549,907

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$171,597,407	$171,597,407	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,705,776	4,705,776	—	—
SHORT-TERM INVESTMENTS	16,751,668	16,751,668	—	—

TOTAL INVESTMENTS	$193,054,851	$193,054,851	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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